Lincoln Financial Group 150 N. Radnor Chester Rd. Radnor, PA 19087

Phone: 484-583-8083

Email: kristen.winsko@lfg.com

VIA EDGAR

February 23, 2016

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	165
	Funds:	LVIP SSgA Global Tactical Allocation Managed Volatility Fund
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP American Century VP Mid Cap Value Managed Volatility Fund
LVIP BlackRock Emerging Markets Managed Volatility Fund
LVIP Blackrock Equity Dividend Managed Volatility Fund
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock U.S. Opportunities Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility Fund
LVIP ClearBridge Variable Appreciation Managed Volatility Fund
LVIP Dimensional International Core Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund
LVIP Franklin Mutual Shares VIP Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco V.I. Comstock Managed Volatility Fund
LVIP Ivy Mid Cap Growth Managed Volatility Fund
LVIP JPMorgan Mid Cap Value Managed Volatility Fund
LVIP Managed Risk Profile 2010 Fund
LVIP Managed Risk Profile 2020 Fund
LVIP Managed Risk Profile 2030 Fund
LVIP Managed Risk Profile 2040 Fund
LVIP Managed Risk Profile 2050 Fund
LVIP MFS International Growth Managed Volatility Fund
LVIP Money Market Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP SSgA International Managed Volatility Fund
LVIP SSgA Large Cap Managed Volatility Fund
LVIP SSgA Small-Cap Managed Volatility Fund
LVIP Templeton Growth Managed Volatility Fund
LVIP UBS Large Cap Growth Managed Volatility Fund
LVIP VIP Contrafund® Managed Volatility Portfolio
LVIP VIP Mid Cap Managed Volatility Portfolio
LVIP U.S. Growth Allocation Managed Risk Fund (each, a “Fund” and together the “Funds”)

Dear Mr. Zapata:

Attached for filing via EDGAR is Post-Effective Amendment No. 165 (the “Amendment”) to the Registration Statement on Form N-1A of the above-referenced registrant (the “Registrant”). The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933. This Amendment is being filed to make a number of changes to the Funds, including name changes, strategy changes, additional underlying funds, and new and additional sub-advisers.

Your consideration of this filing is much appreciated. Please contact me at the number indicated above with your comments.

Very truly yours,

/s/ Kristen N. Winsko

Kristen N. Winsko, Esq.

Senior Counsel – Funds Management

Enclosures

cc:  Jill R. Whitelaw, Esq.